Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Share	The following table sets forth the computation of basic and diluted earnings (losses) per share for the periods indicated:
	For the year ended June 30,
	2024	2023	2022

Basic earnings (losses) per share calculation:
Numerator:
Net (loss) income attributable to common shares	(2,329,965)	192,529	4,455,428
Denominator:
Weighted average common shares outstanding	25,213,012	23,153,976	20,924,683
Basic earnings (losses) per share attributable to common shares	(0.09)	0.01	0.21
Diluted earnings (losses) per share calculation:
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings (losses) per share	(2,329,965)	192,529	4,455,428
Denominator:
Weighted average common shares outstanding	25,213,012	23,153,976	20,924,683
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	-	-
RSUs	-	-	132,380
Shares used in computing diluted earnings (losses) per share attributable to common shares	25,213,012	23,153,976	21,057,063
Diluted earnings (losses) per share attributable to common shares	(0.09)	0.01	0.21